Basis of preparation and changes to the Group's accounting policies (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reclassifications and estimates
Personnel expenses	₽ (2,283)	₽ (1,821)
Cost of revenues	(4,350)	(3,571)
Selling, general and administrative expenses	(1,228)	(1,179)
Loss on initial recognition	0
Amounts reported if there was no change in estimate
Reclassifications and estimates
Loss on initial recognition	₽ (43)
As originally presented
Reclassifications and estimates
Cost of revenues		(4,454)
Selling, general and administrative expenses		(2,117)
Reclassification
Reclassifications and estimates
Personnel expenses		(1,821)
Cost of revenues		883
Selling, general and administrative expenses		₽ 938